CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2019
Convertible Notes [Abstract]
Disclosure of detailed information about convertible notes [Table Text Block]
(In thousands of U.S. Dollars)	Convertible debenture
Cash received	$973
Transaction costs	(11)
Derivative liability	(343)
Fair value of convertible debt component at date of issue	619
Interest expense and accretion	102
Balance, December 31, 2018	721
Settlement of convertible notes	(522)
Interest payments	(57)
Interest expense and accretion	260
Balance, December 31, 2019	$402